Payden Core Bond Fund

Schedule of Investments
- July 31, 2021 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Asset Backed (9%
)
2,600,000 ACRES Commercial Realty 2021-FL1 Ltd.
144A, (1 mo. LIBOR USD + 1.200%), 1.29%,
6/15/36 (a)(b) $ 2,606
2,760,000 ACRES Commercial Realty 2021-FL1 Ltd.
144A, (1 mo. LIBOR USD + 2.650%), 2.74%,
6/15/36 (a)(b) 2,772
2,000,000 Apidos CLO XXI 144A, (3 mo. LIBOR USD +
2.450%), 2.58%, 7/18/27 (a)(b) 1,991
1,227,600 Arbys Funding LLC 144A, 3.24%, 7/30/50 (a) 1,298
3,065,000 Atrium XII 144A, (3 mo. LIBOR USD +
2.800%), 2.94%, 4/22/27 (a)(b) 3,031
5,500,000 BlueMountain EUR 2021-1 CLO DAC 144A,
(3 mo. EURIBOR + 3.200%), 3.20%, 4/15/34
EUR (a)(b)(c) 6,580
3,200,000 Cairn CLO XIII DAC 144A, (3 mo. EURIBOR
+ 3.400%), 3.40%, 10/20/33 EUR (a)(b)(c) 3,828
2,827,864 CARS-DB4 LP 144A, 3.25%, 2/15/50 (a) 3,001
4,625,000 DataBank Issuer 144A, 2.06%, 2/27/51 (a) 4,728
4,588,500 Domino's Pizza Master Issuer 2021-1A LLC
144A, 3.15%, 4/25/51 (a) 4,931
7,702,200 Driven Brands Funding 2020-1A LLC 144A,
3.79%, 7/20/50 (a) 8,167
4,362,825 Fannie Mae Grantor Trust 2017-T1 , 2.90%,
6/25/27  4,797
1,300,000 Greystone Commercial Real Estate Notes 2018-
HC1 Ltd. 144A, (1 mo. LIBOR USD + 1.550%),
1.64%, 9/15/28 (a)(b) 1,299
3,000,000 Greystone Commercial Real Estate Notes 2018-
HC1 Ltd. 144A, (1 mo. LIBOR USD + 2.650%),
2.74%, 9/15/28 (a)(b) 2,994
4,000,000 Hayfin Emerald CLO VI DAC 144A, (3 mo.
EURIBOR + 3.500%), 3.50%, 4/15/34 EUR (a)
(b)(c) 4,785
2,241,761 JPMorgan Chase Bank N.A.-CACLN 144A,
28.35%, 9/25/28 (a) 2,254
600,000 JPMorgan Chase Bank N.A.-CACLN 144A,
2.28%, 12/26/28 (a) 601
329,042 L.A. Arena Funding LLC 144A, 7.66%,
12/15/26 (a) 329
2,000,000 Madison Park Funding XLVIII Ltd. 144A, (3
mo. LIBOR USD + 2.000%), 2.13%, 4/19/33 (a)
(b) 2,000
56,685 Marathon CRE 2018 FL1 Ltd. 144A, (1 mo.
LIBOR USD + 1.150%), 1.24%, 6/15/28 (a)(b) 57
3,500,000 North Westerly CLO V BV 144A, (3 mo.
EURIBOR + 3.200%), 3.20%, 7/20/34 EUR (a)
(b)(c) 4,152
550,000 North Westerly VII ESG CLO DAC 144A, (3
mo. EURIBOR + 2.950%), 2.95%, 5/15/34
EUR (a)(b)(c) 652
5,100,000 Ocean Trails CLO VII 144A, (3 mo. LIBOR USD
+ 2.450%), 2.58%, 4/17/30 (a)(b) 5,100
3,000,000 Palmer Square European CLO 2021-1 DAC
144A, (3 mo. EURIBOR + 3.150%), 3.15%,
4/15/34 EUR (a)(b)(c) 3,590
3,550,000 Palmer Square European CLO 2021-2 DAC
144A, (3 mo. EURIBOR + 2.070%), 2.07%,
4/15/34 EUR (a)(b)(c) 4,211
2,295,050 Planet Fitness Master Issuer 2019-1A LLC 144A,
3.86%, 12/05/49 (a) 2,384
Principal
or Shares Security Description
Value
(000)
4,000,000 Sound Point Euro CLO V Funding DAC 144A,
(3 mo. EURIBOR + 3.300%), 3.30%, 7/25/35
EUR (a)(b)(c) $ 4,786
5,100,000 Symphony CLO XXIV Ltd. 144A, (3 mo.
LIBOR USD + 2.250%), 2.39%, 1/23/32 (a)(b) 5,106
2,427,750 Taco Bell Funding 2018-1A LLC 144A, 4.32%,
11/25/48 (a) 2,443
5,000,000 TRTX 2021-FL4 Issuer Ltd. 144A, (1 mo.
LIBOR USD + 2.400%), 2.49%, 3/15/38 (a)(b) 5,022
4,825,000 Wendy's Funding LLC 144A, 2.37%, 6/15/51 (a) 4,929
4,648,350 Wingstop Funding 2020-1A LLC 144A, 2.84%,
12/05/50 (a) 4,852
3,475,000 Zaxby's Funding LLC 144A, 3.24%, 7/30/51 (a) 3,605
Total Asset Backed (Cost - $110,929)
112,881
Bank Loans(d) (3%
)
638,838 AI Convoy Luxembourg SARL Term Loan B 1L ,
(3 mo. EURIBOR + 3.500%), 3.50%, 1/20/27
EUR (c) 758
3,712,712 Altice France SA Term Loan B11 1L , (LIBOR
USD 3-Month + 2.750%), 2.88%, 7/31/25  3,624
3,907,000 Ascent Resources Utica Holdings LLC Term Loan
2L , (LIBOR USD 3-Month + 9.000%), 10.00%,
11/01/25  4,290
2,950,000 CAB Selarl Term Loan B 1L , (3 mo. EURIBOR
+ 3.500%), 3.50%, 2/09/28 EUR (c) 3,480
3,701,905 Dole Food Co. Inc. Term Loan B 1L , (LIBOR
USD 1-Month + 2.750%), 5.00%, 4/06/24  3,703
1,100,000 Froneri Lux FinCo SARL Term Loan B 1L , (3 mo.
EURIBOR + 2.380%), 2.38%, 1/31/27 EUR (c) 1,280
1,949,846 IRB Holding Corp. Term Loan B 1L , (LIBOR
USD 3-Month + 2.750%), 3.75%, 2/05/25  1,942
3,640,875 Kloeckner Pentaplast of America Inc. Term
Loan B 1L , (LIBOR USD 3-Month + 4.750%),
5.25%, 2/09/26  3,647
3,018,572 Tacala Investment Corp. Term Loan B 1L ,
(LIBOR USD 1-Month + 3.250%), 4.25%,
2/05/27  3,016
4,500,000 Whatabrands LLC Term Loan B 1L , (LIBOR
USD 1-Month + 3.250%), 3.75%, 7/21/28  4,484
3,719,812 Wyndham Hotels & Resorts Inc. Term Loan B
1L , (LIBOR USD 1-Month + 1.750%), 1.85%,
5/30/25  3,684
Total Bank Loans (Cost - $33,653)
33,908
Corporate Bond (39%
)
Financial  (15%)
4,500,000 1MDB Global Investments Ltd. , 4.40%,
3/09/23 (e) 4,523
4,000,000 Ally Financial Inc. , 1.45%, 10/02/23  4,064
2,400,000 AmFam Holdings Inc. 144A, 3.83%, 3/11/51 (a) 2,654
1,450,000 Ares Capital Corp. , 3.50%, 2/10/23  1,504
660,000 Assurant Inc. , (3 mo. LIBOR USD + 4.135%),
7.00%, 3/27/48 (b) 769
4,000,000 Australia & New Zealand Banking Group Ltd.
144A, 4.40%, 5/19/26 (a) 4,548
3,600,000 Bank of America Corp. , (U.S. Secured Overnight
Financing Rate + 1.010%), 1.20%, 10/24/26 (b) 3,597
5,205,000 Bank of America Corp. , (3 mo. LIBOR USD +
1.060%), 3.56%, 4/23/27 (b) 5,736
2,800,000 Bank of Nova Scotia , 1.30%, 6/11/25  2,847
2,330,000 Blackstone Secured Lending Fund , 2.75%,
9/16/26  2,389

Payden Mutual Funds
Payden Core Bond Fund
continued
Principal
or Shares Security Description
Value
(000)
4,975,000 Capital One Financial Corp. , (U.S. Secured
Overnight Financing Rate + 1.337%), 2.36%,
7/29/32 (b) $ 5,027
2,675,000 Charles Schwab Corp. , (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
4.971%), 5.38% (b)(f) 2,994
4,830,000 Cibanco SA Institucion de Banca Multiple Trust
CIB/3332 144A, 4.38%, 7/22/31 (a)(g) 4,739
5,170,000 Citigroup Inc. , (5 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 3.597%),
4.00% (b)(f) 5,355
2,905,000 Citigroup Inc. , (3 mo. LIBOR USD + 0.897%),
3.35%, 4/24/25 (b) 3,103
3,575,000 Commonwealth Bank of Australia 144A, 2.69%,
3/11/31 (a) 3,635
3,175,000 Corp. Inmobiliaria Vesta SAB de CV 144A,
3.63%, 5/13/31 (a) 3,245
3,330,000 Credit Suisse Group AG 144A, (5 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.554%), 4.50% (a)(b)(f) 3,320
3,575,000 Credit Suisse Group AG 144A, (U.S. Secured
Overnight Financing Rate + 1.730%), 3.09%,
5/14/32 (a)(b) 3,740
3,750,000 CubeSmart LP , 2.00%, 2/15/31  3,732
2,670,000 Equinix Inc. , 1.80%, 7/15/27  2,725
3,550,000 Equinix Inc. , 2.50%, 5/15/31  3,686
2,700,000 Federation des Caisses Desjardins du Quebec
144A, 2.05%, 2/10/25 (a) 2,807
1,340,000 Ford Motor Credit Co. LLC , 2.98%, 8/03/22  1,360
2,550,000 Ford Motor Credit Co. LLC , (3 mo. LIBOR USD
+ 1.235%), 1.39%, 2/15/23 (b) 2,541
1,385,000 Ford Motor Credit Co. LLC , 3.81%, 1/09/24  1,447
2,595,000 FS KKR Capital Corp. , 4.75%, 5/15/22  2,664
2,500,000 FS KKR Capital Corp. 144A, 4.25%, 2/14/25 (a) 2,659
3,850,000 GLP Capital LP/GLP Financing II Inc. , 4.00%,
1/15/31  4,221
1,000,000 Goldman Sachs Group Inc. , 3.63%, 2/20/24  1,071
1,315,000 Goldman Sachs Group Inc. , 3.50%, 4/01/25  1,429
4,055,000 Goldman Sachs Group Inc. , 2.60%, 2/07/30  4,242
1,900,000 Intesa Sanpaolo SpA 144A, 4.20%, 6/01/32 (a) 1,958
4,400,000 Itau Unibanco Holding SA 144A, (5 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.446%), 3.88%, 4/15/31 (a)(b) 4,371
4,000,000 JAB Holdings BV 144A, 2.20%, 11/23/30 (a) 4,001
6,305,000 JPMorgan Chase & Co. , (3 mo. LIBOR USD +
0.730%), 3.56%, 4/23/24 (b) 6,633
6,325,000 Life Storage LP , 2.20%, 10/15/30  6,389
4,850,000 Macquarie Bank Ltd. 144A, (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
1.700%), 3.05%, 3/03/36 (a)(b) 4,906
2,350,000 Macquarie Group Ltd. 144A, (3 mo. LIBOR
USD + 1.023%), 3.19%, 11/28/23 (a)(b) 2,431
2,750,000 Macquarie Group Ltd. 144A, (3 mo. LIBOR
USD + 1.372%), 3.76%, 11/28/28 (a)(b) 3,049
4,000,000 Mitsubishi UFJ Financial Group Inc. , 3.20%,
7/18/29  4,386
2,200,000 Morgan Stanley , (3 mo. LIBOR USD + 0.847%),
3.74%, 4/24/24 (b) 2,322
4,000,000 Morgan Stanley , (3 mo. LIBOR USD + 1.628%),
4.43%, 1/23/30 (b) 4,705
2,000,000 Nationwide Financial Services Inc. 144A, 5.30%,
11/18/44 (a) 2,596
1,300,000 Nationwide Mutual Insurance Co. 144A, 9.38%,
8/15/39 (a) 2,304
Principal
or Shares Security Description
Value
(000)
2,100,000 Ohio National Life Insurance Co. 144A, 6.88%,
6/15/42 (a) $ 2,881
1,895,000 OneMain Finance Corp. , 8.88%, 6/01/25  2,087
3,230,000 Owl Rock Capital Corp. , 5.25%, 4/15/24  3,535
2,100,000 Owl Rock Capital Corp. , 3.75%, 7/22/25  2,235
1,450,000 Pacific Life Insurance Co. 144A, 9.25%,
6/15/39 (a) 2,423
2,345,000 Protective Life Corp. 144A, 4.30%, 9/30/28 (a) 2,687
4,470,000 Shriram Transport Finance Co. Ltd. 144A,
5.95%, 10/24/22 (a) 4,542
5,225,000 Simon Property Group LP , 1.75%, 2/01/28  5,275
4,950,000 Simon Property Group LP , 2.20%, 2/01/31  4,984
2,740,000 SLM Corp. , 5.13%, 4/05/22  2,803
3,900,000 USB Realty Corp. 144A, (3 mo. LIBOR USD +
1.147%), 1.27% (a)(b)(f) 3,082
2,035,000 WEA Finance LLC 144A, 4.63%, 9/20/48 (a) 2,249
3,640,000 Wells Fargo & Co. , (3 mo. LIBOR USD +
1.170%), 3.20%, 6/17/27 (b) 3,959
1,900,000 Wells Fargo & Co. , (U.S. Secured Overnight
Financing Rate + 2.100%), 2.39%, 6/02/28 (b) 1,990
197,156
Industrial  (15%)
4,780,000 Albertsons Cos. Inc./Safeway Inc./New
Albertsons LP/Albertsons LLC 144A, 3.25%,
3/15/26 (a) 4,910
3,187,548 American Airlines 2019-1 Class AA Pass-
Through Trust , 3.15%, 2/15/32  3,291
2,655,000 American University , 3.67%, 4/01/49  3,130
4,810,000 AT&T Inc. , 4.35%, 3/01/29  5,602
718,000 AT&T Inc. 144A, 2.55%, 12/01/33 (a) 726
2,000,000 AT&T Inc. 144A, 3.50%, 9/15/53 (a) 2,071
1,775,000 Bimbo Bakeries USA Inc. 144A, 4.00%,
5/17/51 (a) 1,981
4,850,000 Boeing Co. , 2.20%, 2/04/26  4,895
4,748,000 Broadcom Inc. , 4.11%, 9/15/28  5,362
4,050,000 Charter Communications Operating LLC/Charter
Communications Operating Capital , 4.40%,
12/01/61  4,457
2,640,000 Cheniere Corpus Christi Holdings LLC , 5.88%,
3/31/25  3,019
3,205,000 Cigna Corp. , 4.80%, 8/15/38  4,070
1,800,000 Cogent Communications Group Inc. 144A,
3.50%, 5/01/26 (a) 1,856
3,780,000 Consolidated Communications Inc. 144A,
5.00%, 10/01/28 (a) 3,809
3,725,000 DAE Funding LLC 144A, 1.55%, 8/01/24 (a) 3,730
3,270,000 Daimler Finance North America LLC 144A, (3
mo. LIBOR USD + 0.840%), 0.96%, 5/04/23 (a)
(b) 3,305
1,165,000 Dignity Health , 4.50%, 11/01/42  1,452
1,785,000 General Electric Co. , 6.75%, 3/15/32  2,490
5,500,000 General Motors Financial Co. Inc. , 2.35%,
1/08/31  5,512
3,475,000 Glencore Funding LLC 144A, 3.88%, 4/27/51 (a) 3,788
5,540,000 HCA Inc. , 5.00%, 3/15/24  6,131
2,700,000 Hyundai Capital America 144A, 1.80%,
1/10/28 (a) 2,697
2,300,000 Indonesia Asahan Aluminium Persero PT 144A,
4.75%, 5/15/25 (a) 2,522
665,000 KeHE Distributors LLC/KeHE Finance Corp.
144A, 8.63%, 10/15/26 (a) 724
3,000,000 Klabin Austria GmbH 144A, 7.00%, 4/03/49 (a) 3,821
3,000,000 Lennar Corp. , 4.75%, 11/29/27  3,503

Principal
or Shares Security Description
Value
(000)
3,950,000 Lowe's Cos. Inc. , 3.00%, 10/15/50  $ 3,999
3,000,000 Mauser Packaging Solutions Holding Co. ,
4.75%, 4/15/24 EUR (c)(e) 3,565
4,400,000 MercadoLibre Inc. , 3.13%, 1/14/31  4,314
2,930,000 Moog Inc. 144A, 4.25%, 12/15/27 (a) 3,027
3,730,000 NBM U.S. Holdings Inc. 144A, 6.63%,
8/06/29 (a) 4,179
4,100,000 Nissan Motor Co. Ltd. 144A, 4.81%, 9/17/30 (a) 4,687
1,045,000 Northwell Healthcare Inc. , 6.15%, 11/01/43  1,563
1,500,000 Northwell Healthcare Inc. , 4.26%, 11/01/47  1,837
700,000 Open Text Corp. 144A, 3.88%, 2/15/28 (a) 724
5,015,000 Orange SA , 9.00%, 3/01/31  7,969
4,200,000 Organon & Co./Organon Foreign Debt Co.-Issuer
BV 144A, 5.13%, 4/30/31 (a) 4,331
3,400,000 Penske Automotive Group Inc. , 3.75%, 6/15/29  3,451
3,300,000 Sirius XM Radio Inc. 144A, 4.00%, 7/15/28 (a) 3,409
3,340,000 Suzano Austria GmbH , 3.13%, 1/15/32  3,314
2,000,000 Tencent Holdings Ltd. 144A, 3.24%, 6/03/50 (a) 1,955
2,450,000 Tencent Holdings Ltd. 144A, 3.94%, 4/22/61 (a) 2,716
3,555,000 Teva Pharmaceutical Finance Netherlands III BV ,
3.15%, 10/01/26  3,416
4,820,000 Toledo Hospital , 6.02%, 11/15/48  6,041
4,050,000 United Natural Foods Inc. 144A, 6.75%,
10/15/28 (a) 4,369
4,400,000 Verizon Communications Inc. , 2.88%, 11/20/50  4,297
3,400,000 VMware Inc. , 2.20%, 8/15/31  3,399
2,400,000 Vodafone Group PLC , 5.25%, 5/30/48  3,205
5,500,000 Volkswagen Group of America Finance LLC
144A, 4.25%, 11/13/23 (a) 5,934
2,425,000 VTR Finance NV 144A, 6.38%, 7/15/28 (a) 2,570
2,400,000 Weibo Corp. , 3.38%, 7/08/30  2,435
3,125,000 Wipro IT Services LLC 144A, 1.50%, 6/23/26 (a) 3,143
860,000 Yum! Brands Inc. 144A, 7.75%, 4/01/25 (a) 933
3,740,000 ZoomInfo Technologies LLC/ZoomInfo Finance
Corp. 144A, 3.88%, 2/01/29 (a) 3,752
187,388
Utility  (9%)
2,347,486 Acwa Power Management And Investments One
Ltd. 144A, 5.95%, 12/15/39 (a) 2,795
3,590,000 Adani Electricity Mumbai Ltd. 144A, 3.95%,
2/12/30 (a) 3,627
3,800,000 AES Panama Generation Holdings SRL 144A,
4.38%, 5/31/30 (a) 3,942
1,350,000 Antero Resources Corp. 144A, 7.63%,
2/01/29 (a) 1,482
1,050,000 Antero Resources Corp. 144A, 5.38%,
3/01/30 (a) 1,070
3,970,000 APT Pipelines Ltd. 144A, 4.20%, 3/23/25 (a) 4,380
1,250,000 Baytex Energy Corp. 144A, 5.63%, 6/01/24 (a) 1,251
1,820,000 Baytex Energy Corp. 144A, 8.75%, 4/01/27 (a) 1,826
2,980,000 CNX Midstream Partners LP/CNX Midstream
Finance Corp. 144A, 6.50%, 3/15/26 (a) 3,088
1,170,000 Colorado Interstate Gas Co. LLC/Colorado
Interstate Issuing Corp. 144A, 4.15%,
8/15/26 (a) 1,317
4,675,000 Duquesne Light Holdings Inc. 144A, 2.78%,
1/07/32 (a) 4,800
2,125,000 Energean Israel Finance Ltd. 144A, 4.88%,
3/30/26 (a)(e) 2,177
5,805,000 Energy Transfer LP , (5 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
5.306%), 7.13% (b)(f) 6,015
7,000,000 Entergy Texas Inc. , 1.75%, 3/15/31  6,831
Principal
or Shares Security Description
Value
(000)
4,018,253 FEL Energy VI Sarl 144A, 5.75%, 12/01/40 (a) $ 4,268
1,237,861 Fermaca Enterprises S de RL de CV 144A,
6.38%, 3/30/38 (a) 1,412
5,210,000 Geopark Ltd. 144A, 5.50%, 1/17/27 (a) 5,261
4,000,000 Independence Energy Finance LLC 144A, 7.25%,
5/01/26 (a) 4,175
3,350,000 Indigo Natural Resources LLC 144A, 5.38%,
2/01/29 (a) 3,500
2,100,000 Kinder Morgan Inc. , 5.30%, 12/01/34  2,650
3,750,000 Kosmos Energy Ltd. 144A, 7.13%, 4/04/26 (a) 3,669
1,830,000 Leviathan Bond Ltd. 144A, 6.13%, 6/30/25 (a)(e) 1,997
1,870,000 Leviathan Bond Ltd. 144A, 6.75%, 6/30/30 (a)(e) 2,105
4,395,000 National Fuel Gas Co. , 5.50%, 1/15/26  5,128
3,925,000 Northriver Midstream Finance LP 144A, 5.63%,
2/15/26 (a) 4,054
2,850,000 Pacific Gas and Electric Co. , 1.75%, 6/16/22  2,847
2,400,000 Pattern Energy Operations LP/Pattern Energy
Operations Inc. 144A, 4.50%, 8/15/28 (a) 2,482
2,420,000 Petroleos Mexicanos , 6.49%, 1/23/27  2,573
2,500,000 Petroleos Mexicanos , 5.95%, 1/28/31  2,461
3,000,000 Plains All American Pipeline LP , (3 mo. LIBOR
USD + 4.110%), 6.13% (b)(f) 2,689
2,600,000 Sabine Pass Liquefaction LLC , 6.25%, 3/15/22  2,654
2,273,000 Southwestern Energy Co. , 8.38%, 9/15/28  2,543
6,425,000 Strathcona Resources Ltd. 144A, 6.88%,
8/01/26 (a) 6,368
1,430,000 TerraForm Power Operating LLC 144A, 4.75%,
1/15/30 (a) 1,509
3,000,000 Vistra Operations Co. LLC 144A, 3.70%,
1/30/27 (a) 3,217
2,170,000 Vistra Operations Co. LLC 144A, 4.30%,
7/15/29 (a) 2,377
114,540
Total Corporate Bond (Cost - $477,397)
499,084
Foreign Government (4%
)
900,000 Bermuda Government International Bond 144A,
3.38%, 8/20/50 (a) 929
9,697,520 Brazil Notas do Tesouro Nacional Serie B ,
6.00%, 8/15/28 BRL (c) 2,086
5,270,000 CPPIB Capital Inc. 144A, 1.95%, 9/30/29
CAD (a)(c) 4,354
3,150,000 Dominican Republic International Bond 144A,
4.88%, 9/23/32 (a) 3,276
5,150,000 Egypt Government International Bond 144A,
5.88%, 2/16/31 (a) 4,971
2,850,000 Georgia Government International Bond 144A,
2.75%, 4/22/26 (a) 2,908
56,040,000 Mexican Bonos , 8.50%, 5/31/29 MXN (c) 3,102
5,950,000 Mexico Government International Bond , 4.50%,
4/22/29  6,785
3,700,000 Mongolia Government International Bond 144A,
4.45%, 7/07/31 (a)(g) 3,614
3,200,000 Municipal Finance Authority of British
Columbia , 2.55%, 10/09/29 CAD (c) 2,740
4,450,000 Republic of Armenia International Bond 144A,
3.60%, 2/02/31 (a) 4,241
2,825,000 Republic of Uzbekistan International Bond
144A, 3.90%, 10/19/31 (a) 2,829
4,650,000 Romanian Government International Bond
144A, 2.00%, 4/14/33 EUR (a)(c) 5,462
5,950,000 Saudi Government International Bond 144A,
2.25%, 2/02/33 (a) 5,849
Total Foreign Government (Cost - $52,836)
53,146

Payden Mutual Funds
Payden Core Bond Fund
continued
Principal
or Shares Security Description
Value
(000)
Mortgage Backed (24%
)
2,030,000 BX Commercial Mortgage Trust 2018-IND
144A, (1 mo. LIBOR USD + 2.050%), 2.14%,
11/15/35 (a)(b) $ 2,037
2,000,000 BX Commercial Mortgage Trust 2021-SOAR
144A, (1 mo. LIBOR USD + 1.800%), 1.89%,
6/15/38 (a)(b) 2,014
2,978,261 CHC Commercial Mortgage Trust 2019-CHC
144A, (1 mo. LIBOR USD + 1.500%), 1.59%,
6/15/34 (a)(b) 2,979
1,691,560 Connecticut Avenue Securities Trust 2019-HRP1
144A, (1 mo. LIBOR USD + 2.150%), 2.24%,
11/25/39 (a)(b) 1,688
4,100,000 Connecticut Avenue Securities Trust 2019-HRP1
144A, (1 mo. LIBOR USD + 9.250%), 9.34%,
11/25/39 (a)(b) 4,370
1,688,723 Fannie Mae Connecticut Avenue Securities ,
(1 mo. LIBOR USD + 12.250%), 12.34%,
9/25/28 (b) 2,010
1,734,725 Fannie Mae Connecticut Avenue Securities ,
(1 mo. LIBOR USD + 10.250%), 10.34%,
1/25/29 (b) 2,005
498,209 Fannie Mae Connecticut Avenue Securities ,
(1 mo. LIBOR USD + 10.750%), 10.84%,
1/25/29 (b) 576
3,440,000 Fannie Mae-Aces , 3.70%, 9/25/30 (h) 4,098
2,230,843 FG G60037 30YR , 3.00%, 10/01/43  2,406
821,554 FG Q17641 30YR , 3.00%, 4/01/43  884
1,642,000 FHLMC Multifamily Structured Pass-Through
Certificates , 2.94%, 4/25/29  1,837
1,000,758 FN 254766 30YR , 5.00%, 6/01/33  1,137
493,682 FN 725027 30YR , 5.00%, 11/01/33  562
969,707 FN 725423 30YR , 5.50%, 5/01/34  1,122
923,697 FN 725424 30YR , 5.50%, 4/01/34  1,059
795,306 FN 995023 30YR , 5.50%, 8/01/37  923
773,345 FN 995203 30YR , 5.00%, 7/01/35  880
741,326 FN AH3394 30YR , 4.00%, 1/01/41  813
724,447 FN AJ7689 30YR , 4.00%, 12/01/41  794
4,320,470 FN AL9373 15YR , 2.50%, 10/01/31  4,572
2,401,985 FN AS0016 30YR , 3.00%, 7/01/43  2,568
2,653,730 FN AS4168 30YR , 4.00%, 12/01/44  2,909
1,855,974 FN AS7170 30YR , 3.50%, 5/01/46  1,987
3,387,299 FN AS8305 30YR , 3.00%, 11/01/46  3,618
2,006,542 FN AS8710 15YR , 2.50%, 2/01/32  2,124
2,387,784 FN AY4200 30YR , 3.00%, 5/01/45  2,529
468,081 FN AZ3791 30YR , 3.00%, 3/01/46  495
2,488,068 FN AZ7336 30YR , 3.50%, 11/01/45  2,696
3,669,417 FN BC1520 30YR , 3.50%, 8/01/46  3,986
997,732 FN BC2521 30YR , 3.50%, 1/01/46  1,083
4,041,326 FN BJ3691 30YR , 4.00%, 3/01/48  4,361
1,070,994 FN BJ9215 30YR , 4.00%, 6/01/48  1,147
496,979 FN BK4740 30YR , 4.00%, 8/01/48  532
2,446,734 FN BP6345 30YR , 3.00%, 6/01/50  2,572
3,993,307 FN CA0858 30YR , 3.50%, 12/01/47  4,256
2,061,039 FN CA3666 30YR , 4.00%, 6/01/49  2,243
4,334,437 FN CA6074 30YR , 2.50%, 6/01/50  4,520
4,159,276 FN CA6314 30YR , 3.00%, 7/01/50  4,412
2,513,117 FN CA6322 30YR , 2.50%, 7/01/50  2,621
1,970,559 FN CA6350 30YR , 3.00%, 7/01/50  2,095
2,451,549 FN CA7112 15YR , 2.00%, 9/01/35  2,547
3,891,785 FN CA8023 30YR , 2.50%, 12/01/50  4,059
3,698,366 FN FM1717 30YR , 3.50%, 12/01/45  4,020
3,690,013 FN FM2897 30YR , 3.00%, 2/01/48  3,897
4,448,767 FN FM3936 15YR , 2.50%, 8/01/35  4,688
Principal
or Shares Security Description
Value
(000)
10,259,387 FN FM4638 30YR , 2.50%, 10/01/50  $ 10,703
2,500,053 FN FM4754 30YR , 3.50%, 7/01/47  2,714
776,349 FN FM4990 30YR , 5.00%, 7/01/47  880
3,209,640 FN FM7494 30YR , 3.00%, 6/01/51  3,436
315,324 FN MA2671 30YR , 3.50%, 7/01/46  339
264,901 FN MA2929 30YR , 3.50%, 3/01/47  283
40,770,000 FNCL , 2.00%, 30YR TBA (i) 41,587
660,000 FNCL , 2.00%, 15YR TBA (i) 685
5,810,000 FNCL , 2.00%, 30YR TBA (i) 5,911
11,610,000 FNCL , 2.50%, 30YR TBA (i) 12,095
2,000,000 FNCL , 3.00%, 30YR TBA (i) 2,092
1,150,000 FNCL , 3.00%, 30YR TBA (i) 1,206
2,013,956 FR QN1106 15YR , 3.00%, 12/01/34  2,144
1,298,192 FR QN2947 15YR , 2.00%, 8/01/35  1,351
4,489,241 FR QN3917 15YR , 2.00%, 10/01/35  4,663
6,710,879 FR RA4531 30YR , 2.50%, 2/01/51  7,034
2,447,708 FR RC1727 15YR , 2.00%, 12/01/35  2,543
6,476,812 FR SD7537 30YR , 2.00%, 3/01/51  6,623
780,035 FR ZA4718 30YR , 3.00%, 10/01/46  833
3,865,738 FR ZT0534 30YR , 3.50%, 12/01/47  4,230
4,455,749 FR ZT1416 15YR , 3.00%, 7/01/33  4,761
1,329,799 Freddie Mac STACR 2019-HQA3 144A, (1 mo.
LIBOR USD + 1.850%), 1.94%, 9/25/49 (a)(b) 1,335
355,908 Freddie Mac STACR REMIC Trust 2020-DNA5
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.300%), 1.35%,
10/25/50 (a)(b) 356
2,930,000 Freddie Mac STACR REMIC Trust 2020-DNA5
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 2.800%), 2.85%,
10/25/50 (a)(b) 2,967
2,077,147 Freddie Mac STACR REMIC Trust 2020-DNA6
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 0.900%), 0.95%,
12/25/50 (a)(b) 2,079
5,250,000 Freddie Mac STACR REMIC Trust 2021-DNA1
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.800%), 1.85%,
1/25/51 (a)(b) 5,272
3,100,000 Freddie Mac STACR REMIC Trust 2021-DNA5
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 0.650%), 0.70%,
1/25/34 (a)(b) 3,102
5,830,000 Freddie Mac STACR REMIC Trust 2021-HQA1
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 2.250%), 2.30%,
8/25/33 (a)(b) 5,903
886,694 Freddie Mac STACR Trust 2019-DNA1 144A,
(1 mo. LIBOR USD + 2.650%), 2.74%,
1/25/49 (a)(b) 900
647,494 Freddie Mac STACR Trust 2019-HQA2 144A,
(1 mo. LIBOR USD + 2.050%), 2.14%,
4/25/49 (a)(b) 651
3,531,042 Freddie Mac STACR Trust 2019-HRP1 144A, (1
mo. LIBOR USD + 1.400%), 1.49%, 2/25/49 (a)
(b) 3,555
1,682,614 Freddie Mac Structured Agency Credit Risk
Debt Notes , (1 mo. LIBOR USD + 11.250%),
11.34%, 12/25/28 (b) 1,979
1,238,271 Freddie Mac Structured Agency Credit Risk
Debt Notes , (1 mo. LIBOR USD + 10.000%),
10.09%, 7/25/29 (b) 1,340

Principal
or Shares Security Description
Value
(000)
626,172 Freddie Mac Structured Agency Credit Risk
Debt Notes , (1 mo. LIBOR USD + 1.200%),
1.29%, 10/25/29 (b) $ 627
1,200,000 Freddie Mac Structured Agency Credit Risk
Debt Notes , (1 mo. LIBOR USD + 4.600%),
4.69%, 12/25/42 (b) 1,229
2,537,481 G2 4853 30YR , 4.00%, 11/20/40  2,778
1,236,810 G2 5115 30YR , 4.50%, 7/20/41  1,379
896,305 G2 5139 30YR , 4.00%, 8/20/41  982
65,300 G2 5140 30YR , 4.50%, 8/20/41  73
1,309,603 G2 5174 30YR , 4.00%, 9/20/41  1,434
911,480 G2 5175 30YR , 4.50%, 9/20/41  1,016
310,460 G2 5233 30YR , 4.00%, 11/20/41  340
782,317 G2 MA2522 30YR , 4.00%, 1/20/45  855
3,027,441 G2 MA3663 30YR , 3.50%, 5/20/46  3,229
5,241,244 G2 MA3802 30YR , 3.00%, 7/20/46  5,549
483,378 G2 MA4126 30YR , 3.00%, 12/20/46  512
2,314,854 G2 MA4510 30YR , 3.50%, 6/20/47  2,456
302,277 G2 MA5265 30YR , 4.50%, 6/20/48  324
3,108,266 G2 MA6930 30YR , 2.00%, 10/20/50  3,184
7,500,000 G2SF , 2.50%, 30YR TBA (i) 7,798
3,014,942 GN 783716 30YR , 3.00%, 2/15/43  3,263
901,054 GN 784182 30YR , 4.50%, 8/15/46  1,025
543,782 GN AA5452 30YR , 3.50%, 7/15/42  580
500,000 Home RE 2021-2 Ltd. 144A, (U.S. Secured
Overnight Financing Rate Index 30day Average
+ 1.250%), 1.29%, 1/25/34 (a)(b) 500
3,000,000 Home RE 2021-2 Ltd. 144A, (U.S. Secured
Overnight Financing Rate Index 30day Average
+ 1.600%), 1.64%, 1/25/34 (a)(b) 3,002
923,581 JP Morgan Mortgage Trust 2014-2 144A,
3.00%, 6/25/29 (a)(h) 946
11,057 Landmark Mortgage Securities No 1 PLC , (3
mo. LIBOR GBP + 0.220%), 0.30%, 6/17/38
GBP (b)(c)(e) 15
1,170,000 Last Mile Logistics Pan Euro Finance DAC
144A, (3 mo. EURIBOR + 1.900%), 1.90%,
8/17/26 EUR (a)(b)(c) 1,388
1,200,000 MF1 2020-FL3 Ltd. 144A, (U.S. Secured
Overnight Financing Rate Index 30day Average
+ 2.964%), 3.01%, 7/15/35 (a)(b) 1,227
15,698,620 Morgan Stanley Capital I Trust 2018-H3 , 0.82%,
7/15/51 (h) 698
250,183 Nationstar Mortgage Loan Trust 2013-A 144A,
3.75%, 12/25/52 (a)(h) 259
491,608 New Residential Mortgage Loan Trust 2014-3
144A, 3.75%, 11/25/54 (a)(h) 526
3,196,394 STACR Trust 2018-HRP2 144A, (1 mo. LIBOR
USD + 1.250%), 1.34%, 2/25/47 (a)(b) 3,204
3,325,000 STACR Trust 2018-HRP2 144A, (1 mo. LIBOR
USD + 2.400%), 2.49%, 2/25/47 (a)(b) 3,385
1,300,000 STACR Trust 2018-HRP2 144A, (1 mo. LIBOR
USD + 10.500%), 10.59%, 2/25/47 (a)(b) 1,494
Total Mortgage Backed (Cost - $304,880)
311,560
Municipal (3%
)
3,900,000 California Health Facilities Financing Authority ,
2.86%, 6/01/31  4,211
1,150,000 California Pollution Control Financing
Authority, AMT 144A, 7.50%, 12/01/39 (a)(j) 390
970,000 City of Portland OR , 7.70%, 6/01/22  1,029
3,700,000 City of San Francisco CA Public Utilities
Commission Water Revenue , 2.83%, 11/01/41  3,825
Principal
or Shares Security Description
Value
(000)
2,565,000 Compton Community College District , 3.46%,
8/01/38  $ 2,688
5,265,000 Los Angeles Community College District ,
1.17%, 8/01/26  5,338
4,680,000 New York State Dormitory Authority , 1.54%,
3/15/27  4,759
3,000,000 Redondo Beach Community Financing
Authority , 1.98%, 5/01/29  3,056
4,000,000 State of California , 3.38%, 4/01/25  4,393
1,495,000 State of California , 7.55%, 4/01/39  2,585
365,000 University of California , 3.26%, 5/15/24  392
Total Municipal (Cost - $31,103)
32,666
U.S. Treasury (24%
)
35,000,000 U.S. Treasury Bill , 0.01%, 9/21/21 (k) 34,998
1,570,000 U.S. Treasury Bill , 0.04%, 9/23/21 (k) 1,570
10,040,000 U.S. Treasury Bill , 0.04%, 10/07/21 (k) 10,039
1,650,000 U.S. Treasury Bill , 0.02%, 10/28/21 (k) 1,650
32,899,000 U.S. Treasury Bond , 2.50%, 2/15/46  36,896
15,410,000 U.S. Treasury Bond , 3.00%, 2/15/49 (l)(m) 19,105
31,684,000 U.S. Treasury Bond , 2.38%, 11/15/49  35,011
14,295,000 U.S. Treasury Bond , 2.00%, 2/15/50  14,589
21,870,000 U.S. Treasury Bond , 1.88%, 2/15/51  21,721
11,460,000 U.S. Treasury Bond , 2.38%, 5/15/51  12,716
1,318,000 U.S. Treasury Note , 1.50%, 11/30/21  1,324
8,455,000 U.S. Treasury Note , 1.63%, 11/15/22  8,621
1,956,000 U.S. Treasury Note , 1.50%, 1/15/23  1,995
1,866,000 U.S. Treasury Note , 0.25%, 6/15/23  1,869
744,000 U.S. Treasury Note , 0.13%, 9/15/23  743
1,170,000 U.S. Treasury Note , 0.38%, 7/15/24  1,171
15,550,000 U.S. Treasury Note , 0.25%, 8/31/25  15,354
4,445,000 U.S. Treasury Note , 2.88%, 11/30/25  4,878
15,537,000 U.S. Treasury Note , 0.38%, 1/31/26  15,364
41,230,000 U.S. Treasury Note , 0.75%, 3/31/26  41,422
5,796,000 U.S. Treasury Note , 1.25%, 4/30/28  5,904
25,680,000 U.S. Treasury Note , 1.13%, 2/15/31  25,461
Total U.S. Treasury (Cost - $308,965)
312,401
Investment Company (1%
)
8,414,723 Payden Cash Reserves Money Market Fund*
(Cost - $8,415)
8,415
Total Investments (Cost - $1,328,178) (107%)
1,364,061
Liabilities in excess of Other Assets (-7%)
(82,862)
Net Assets (100%) $ 1,281,199
* Affiliated investment.
(a) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of
1933. It has been deemed liquid under guidelines approved by the Board.
(b) Floating rate security. The rate shown reflects the rate in effect at July 31,
2021.
(c) Principal in foreign currency.
(d) Floating rate security. The rate shown reflects the rate in effect at July 31,
2021. The stated maturity is subject to prepayments.
(e) Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(f) Perpetual security with no stated maturity date.
(g) All or a portion of these securities are on loan. At July 31, 2021, the total market value of the Fund’s securities on loan is $492 and the total market value of the collateral held by the Fund is $501. Amounts in 000s.

Payden Mutual Funds
Payden Core Bond Fund
continued
(h) Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(i) Security was purchased on a delayed delivery basis.
(j) Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(k) Yield to maturity at time of purchase.
(l) All or a portion of the security is pledged to cover futures contract margin requirements.
(m) All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
Open Forward Currency Contracts to USD
Currency
Purchased
(000s)
Currency
Sold
(000s) Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
(000s)
Assets:
EUR 3,500 USD  4,151 Citibank, N.A. 08/06/2021 $ 2
IDR 88,027,000 USD  5,974 Citibank, N.A. 11/17/2021 62
USD 50,023 EUR  42,018 Citibank, N.A. 09/21/2021 127
USD 7,290 CAD  9,022 HSBC Bank USA, N.A. 09/21/2021 58
USD 2,230 BRL  11,467 HSBC Bank USA, N.A. 11/16/2021 63
312
Liabilities:
BRL 11,467 USD  2,263 HSBC Bank USA, N.A. 08/05/2021 (63)
COP 11,432,000 USD  3,041 Citibank, N.A. 11/17/2021 (111)
PEN 24,208 USD  6,182 Citibank, N.A. 11/17/2021 (223)
RUB 222,270 USD  3,011 Citibank, N.A. 11/17/2021 (29)
SGD 8,200 USD  6,112 Citibank, N.A. 11/17/2021 (61)
USD 5,948 PEN  24,208 Citibank, N.A. 09/03/2021 (12)
USD 2,125 BRL  11,467 State Street Bank & Trust Co. 08/05/2021 (74)
(573)
Net Unrealized Appreciation (Depreciation)
$(261)
Open Futures Contracts
Contract Type
Number of
Contracts
Expiration
Date
Notional
Amount
(000s)
Current
Value
(000s)
Unrealized
Appreciation
(Depreciation)
(000s)
Long Contracts:
U.S. Long Bond Future 116 Sep-21 $ 19,107 $ 875 $ 875
U.S. Treasury 10-Year Note Future 190 Sep-21 25,546 477 477
U.S. Treasury 2-Year Note Future 280 Sep-21 61,784 (20) (20)
U.S. Treasury 5-Year Note Future 628 Sep-21 78,152 361 361
1,693
Short Contracts:
U.S. 10-Year Ultra Future 905 Sep-21 (135,976) (5,051) (5,051)
U.S. Ultra Bond Future 83 Sep-21 (16,561) (1,037) (1,037)
(6,088)
Total Futures
$(4,395)

Open Centrally Cleared Interest Rate Swap Contracts
Description Maturity Date
Notional
Amount
(000s)
Value
(000s)
Upfront
payments/
receipts
(000s)
Unrealized
Appreciation/
(Depreciation)
(000s)
10-Year Interest Rate Swap, Pay Fixed 1.2975% Semi-Annually,
Receive Variable 0.12575% (3-Month USD LIBOR) Quarterly 08/02/2031 $ 20,008 $ (65) $ – $ (65)
3-Year Interest Rate Swap, Receive Fixed 0.825% Semi-
Annually, Pay Variable 0.1285% (3-Month USD LIBOR)
Quarterly 05/10/2024 238,224 143 – 143
5-Year Interest Rate Swap, Pay Fixed 1.785% Semi-Annually,
Receive Variable 0.1285% (3-Month USD LIBOR) Quarterly 05/12/2026 243,935 (1,037) – (1,037)
$(959) $– $(959)
Open Centrally Cleared Zero-Coupon Inflation Swap Contracts
Description Maturity Date
Notional
Amount
(000s)
Value
(000s)
Upfront
payments/
receipts
(000s)
Unrealized
Appreciation
(000s)
10 Year Zero-Coupon Inflation Swap, Receive Fixed 2.5825% at
Maturity, Pay Variable (Change in CPI) at Maturity 08/02/2031 $17,363 $38 $– $38